Other liabilities	12 Months Ended
Dec. 31, 2011
Other liabilities

11. Other liabilities

Other accrued liabilities were comprised of the following:

	December 31,
	2011	2010
Payor refunds and retractions	$193,966	$216,655
Insurance and self-insurance accruals	69,962	65,950
Accrued interest	17,469	22,905
Accrued non-income tax liabilities	15,174	9,995
Other	29,163	27,438

	$325,734	$342,943